Other long-term liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities [abstract]
Amount in escrow account	$ 8.4	$ 8.2
Provision For adjustment	13.3
Provision for maintenance	6.5	$ 9.2
Trust fund	$ 3.0